Comparative information 2021 - Summary of Investment Income from Financial Assets (Detail) - IFRS4 and IAS39 [member] - Previously Reported [member] € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure Of Detailed Information About Investment Income [line items]
Investment income	€ 4,893
Investment income related to general account [member]
Disclosure Of Detailed Information About Investment Income [line items]
Investment income	3,249
Investment income related to general account [member] | Derivatives [member]
Disclosure Of Detailed Information About Investment Income [line items]
Investment income	(4)
Investment income related to general account [member] | Available-for-sale financial assets [member]
Disclosure Of Detailed Information About Investment Income [line items]
Investment income	2,674
Investment income related to general account [member] | Loans [member]
Disclosure Of Detailed Information About Investment Income [line items]
Investment income	499
Investment income related to general account [member] | Financial assets at fair value through profit or loss [member]
Disclosure Of Detailed Information About Investment Income [line items]
Investment income	97
Investment income for account of policyholders [member]
Disclosure Of Detailed Information About Investment Income [line items]
Investment income	1,644
Shares [member]
Disclosure Of Detailed Information About Investment Income [line items]
Investment income	1,327
Debt securities and money market investments [member]
Disclosure Of Detailed Information About Investment Income [line items]
Investment income	2,970
Loans [member]
Disclosure Of Detailed Information About Investment Income [line items]
Investment income	499
Real estate [member]
Disclosure Of Detailed Information About Investment Income [line items]
Investment income	29
Real estate [member] | Investment income related to general account [member]
Disclosure Of Detailed Information About Investment Income [line items]
Investment income	(1)
Other [member]
Disclosure Of Detailed Information About Investment Income [line items]
Investment income	68
Other [member] | Investment income related to general account [member]
Disclosure Of Detailed Information About Investment Income [line items]
Investment income	€ (15)